Financial risk management - Estimation of fair value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Level 3 | Freight prices
Financial risk management
Percentage of reasonably possible increase in unobservable input	1.00%
Increase (decrease) in profit after tax derived from physical buy and sell commodity contracts due to increase in input	$ (4,900)
Percentage of reasonably possible decrease in unobservable input	(1.00%)
Increase (decrease) in profit after tax derived from physical buy and sell commodity contracts due to decrease in input	$ 4,900
Financial liabilities, at FVPL
Financial risk management
Financial liabilities	26,096	$ 90,893
Financial liabilities, at FVPL | Level 2
Financial risk management
Financial liabilities	12,166	61,287
Financial liabilities, at FVPL | Level 3
Financial risk management
Financial liabilities	13,930	29,606
Financial liabilities, at FVPL | Derivatives
Financial risk management
Financial liabilities	26,096	90,893
Financial liabilities, at FVPL | Derivatives | Level 2
Financial risk management
Financial liabilities	12,166	61,287
Financial liabilities, at FVPL | Derivatives | Level 3
Financial risk management
Financial liabilities	13,930	29,606
Financial assets, at FVOCI | Equity financial assets
Financial risk management
Financial assets	23,132
Financial assets, at FVOCI | Equity financial assets | Level 1
Financial risk management
Financial assets	23,132
Financial assets, at FVPL | Equity financial assets
Financial risk management
Financial assets	2,769	3,271
Financial assets, at FVPL | Equity financial assets | Level 3
Financial risk management
Financial assets	2,769	3,271
Financial assets, at FVPL | Derivatives
Financial risk management
Financial assets	82,040	48,085
Financial assets, at FVPL | Derivatives | Level 2
Financial risk management
Financial assets	16,475	13,264
Financial assets, at FVPL | Derivatives | Level 3
Financial risk management
Financial assets	65,565	34,821
Financial assets, at FVPL and FVOCI
Financial risk management
Financial assets	107,941	51,356
Financial assets, at FVPL and FVOCI | Level 1
Financial risk management
Financial assets	23,132
Financial assets, at FVPL and FVOCI | Level 2
Financial risk management
Financial assets	16,475	13,264
Financial assets, at FVPL and FVOCI | Level 3
Financial risk management
Financial assets	$ 68,334	$ 38,092